Expense Example - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIPGrowthIncomePortfolio-InitialServiceService2PRO - VIP Growth & Income Portfolio	Apr. 30, 2025 USD ($)
VIP Growth & Income Portfolio - Initial Class
Expense Example:
1 year	$ 50
3 years	157
5 years	274
10 years	616
VIP Growth & Income Portfolio - Service Class
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	738
VIP Growth & Income Portfolio - Service Class 2
Expense Example:
1 year	76
3 years	237
5 years	411
10 years	$ 918